STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)			6 Months Ended		12 Months Ended
		Dec. 09, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 30, 2025
Subsidiary, Sale of Stock [Line Items]
Redemptions					$ 8,907,380
Net trust proceeds			$ 4,544,353		7,004,601	$ 358,887
Proceeds from issue of common stock					$ 8,000,000
Warrants to purchase shares					2,240,000
Warrants to exercise price		$ 6.16			$ 10.30		$ 5.48
Proceeds from warrant exercises			$ 20,085
Ordinary shares, shares outstanding			22,600,363		22,595,363	18,000,000
Share price, per share					$ 12.27
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase shares			5,000
Warrants to exercise price			$ 4.017
Proceeds from warrant exercises			$ 20,085
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Share issue during period	[1]				2,323,528
PIPE [Member]
Subsidiary, Sale of Stock [Line Items]
Share issue during period		800,000
PIPE [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issue of common stock		$ 8,000,000			$ 8,000,000
Share issue during period		5,576,301			800,000
Share price, per share		$ 10.00			$ 10.00
Alpha Vest [Member]
Subsidiary, Sale of Stock [Line Items]
Trust assets			11,500,000		$ 11,538,424
Redemptions			2,600,000		2,631,044
Net trust proceeds			$ 8,900,000		$ 8,907,380
Alpha Vest [Member] | PIPE [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issue of common stock		$ 8,000,000.0

[1]	Par value of common stock, additional paid-in capital and share data have been retroactively restated to give effect to reverse recapitalization that is discussed in Note 1.